FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Categories of Financial Assets

	As of December 31, 2022
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	292,457
Investments
Mutual funds	47,009	—	—
Contribution to funds	—	—	1,513
Bills issued by the Treasury Department of the U.S. ("T-Bills")	—	1,399	—
Trade receivables	—	—	425,422
Other assets	—	—	25,854
Other receivables	—	—	12,122
Other financial assets
Convertible notes	6,684	—	—
Foreign exchange forward contracts	552	2,957	—
Equity instruments	—	27,892	—
Interest rate SWAP	3,416	—	—
Others	—	—	6

	As of December 31, 2022
	FVTPL	FVTOCI	Amortized cost
Financial liabilities
Trade payables	—	—	90,564
Borrowings	—	—	3,699
Other financial liabilities
Foreign exchange forward contracts	2,004	1,571	—
Other financial liabilities related to business combinations	59,686	—	65,005
Put option on minority interest of Walmeric	—	—	9,386
Equity forward contract	—	3,886	—
Lease liabilities	—	—	135,138
Other liabilities	—	—	808

	As of December 31, 2021
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	427,804
Investments
Mutual funds	27,585	—	—
Commercial Papers	—	4,996	—
Contribution to funds	—	—	1,027
Trade receivables	—	—	300,109
Other assets	—	—	16,438
Other receivables	—	—	5,901
Other financial assets
Convertible notes	3,875	—	—
Foreign exchange forward contracts	608	150	—
Equity instruments	—	22,088	—
Interest rate SWAP	534	—	—
Others	—	—	35

Financial liabilities
Trade payables	—	—	61,643
Borrowings	—	—	12,240
Other financial liabilities
Foreign exchange forward contracts	1,392	106	—
Other financial liabilities related to business combinations	58,180	—	49,184
Put option on minority interest of Walmeric	—		15,423
Lease liabilities	—	—	134,485
Other liabilities	—	—	955
As of December 31, 2022 and 2021, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2023	Argentinian Peso	191.95	192.57	17
January 31, 2023	Mexican Peso	19.87	19.59	71
January 31, 2023	Colombian Peso	4,847.49	4,834.53	21
January 31, 2023	Colombian Peso	4,858.43	4,834.53	38
January 31, 2023	Colombian Peso	4,856.25	4,834.53	35
February 28, 2023	Indian Rupee	83.05	82.98	7
February 28, 2023	Pound Sterling	1.21	1.21	33
February 28, 2023	Chilean Peso	856.55	861.90	76
April 28, 2023	Danish Krone	6.93	6.89	58
April 28, 2023	Australian Dollar	0.67	0.68	196
Fair value as of December 31, 2022				552

January 31, 2022	Mexican Peso	21.96	20.65	255
February 28, 2022	Indian Rupee	75.53	75.52	76
February 28, 2022	Colombian peso	4,037.00	4,005.31	119
March 31, 2022	Colombian peso	4,053.1	4,021.61	119
March 31, 2022	Colombian peso	4,040.5	4,021.55	39
Fair value as of December 31, 2021				608

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2023	Chilean Peso	920.50	858.02	(557)
January 31, 2023	Chilean Peso	919.60	858.02	(550)
January 31, 2023	Chilean Peso	920.20	858.02	(555)
January 31, 2023	Colombian Peso	4,774.65	4,831.78	(111)
January 31, 2023	Indian Rupee	81.92	82.85	(111)
February 28, 2023	Colombian Peso	4,810.50	4,860.91	(97)
February 28, 2023	Mexican Peso	19.63	19.69	(23)
Fair value as of December 31, 2022				(2,004)

January 31, 2022	Pound Sterling	0.73	0.74	(156)
January 31, 2022	Colombian Peso	3,902.25	3,993.60	(138)
January 31, 2022	European Union Euro	0.86	0.88	(410)
January 31, 2022	Uruguayan Peso	44.36	44.93	(64)
January 31, 2022	Argentinian Peso	106.98	106.92	(3)
January 31, 2022	Argentinian Peso	108.7	106.92	(87)
January 31, 2022	Argentinian Peso	110.85	106.92	(134)
January 31, 2022	Argentinian Peso	107.16	106.92	(12)
February 25, 2022	Argentinian Peso	115.35	111.35	(136)
February 28, 2022	European Union Euro	0.86	0.88	(212)
February 28, 2022	Chilean Peso	855.45	850.55	(40)
Fair value as of December 31, 2021				(1,392)

Schedule of Categories of Financial Liabilities

	As of December 31, 2022
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	292,457
Investments
Mutual funds	47,009	—	—
Contribution to funds	—	—	1,513
Bills issued by the Treasury Department of the U.S. ("T-Bills")	—	1,399	—
Trade receivables	—	—	425,422
Other assets	—	—	25,854
Other receivables	—	—	12,122
Other financial assets
Convertible notes	6,684	—	—
Foreign exchange forward contracts	552	2,957	—
Equity instruments	—	27,892	—
Interest rate SWAP	3,416	—	—
Others	—	—	6

	As of December 31, 2022
	FVTPL	FVTOCI	Amortized cost
Financial liabilities
Trade payables	—	—	90,564
Borrowings	—	—	3,699
Other financial liabilities
Foreign exchange forward contracts	2,004	1,571	—
Other financial liabilities related to business combinations	59,686	—	65,005
Put option on minority interest of Walmeric	—	—	9,386
Equity forward contract	—	3,886	—
Lease liabilities	—	—	135,138
Other liabilities	—	—	808

	As of December 31, 2021
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	427,804
Investments
Mutual funds	27,585	—	—
Commercial Papers	—	4,996	—
Contribution to funds	—	—	1,027
Trade receivables	—	—	300,109
Other assets	—	—	16,438
Other receivables	—	—	5,901
Other financial assets
Convertible notes	3,875	—	—
Foreign exchange forward contracts	608	150	—
Equity instruments	—	22,088	—
Interest rate SWAP	534	—	—
Others	—	—	35

Financial liabilities
Trade payables	—	—	61,643
Borrowings	—	—	12,240
Other financial liabilities
Foreign exchange forward contracts	1,392	106	—
Other financial liabilities related to business combinations	58,180	—	49,184
Put option on minority interest of Walmeric	—		15,423
Lease liabilities	—	—	134,485
Other liabilities	—	—	955

Schedule of Sensitivity Analysis for Types of Market Risk
The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2022 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	6,201	30%	(1,431)	10%	689
	Colombian pesos	(51,826)	10%	4,711	10%	(5,758)
	Indian Rupees	(19,868)	10%	1,806	10%	(2,208)
	European Union euros	3,901	10%	(355)	10%	433
	Mexican pesos	(16,437)	10%	1,494	10%	(1,826)
	Pound sterling	(17,488)	10%	1,590	10%	(1,943)
	Uruguayan pesos	(10,109)	10%	919	10%	(1,123)
	Chilean pesos	21,700	10%	(1,973)	10%	2,411
	Total	(83,926)		6,761		(9,325)

Schedule of Interest Rate Swaps Outstanding
Interest rate swap contracts outstanding as of December 31, 2022 and 2021:

		Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	assets / (liabilities)

Instruments for which hedge accounting has been discontinued
Current
March 31, 2023	15,000	1month LIBOR	0.511%	155
Fair value as of December 31, 2022				155

Non-current
March 11, 2024	15,000	1month LIBOR	0.647%	771
March 12, 2024	20,000	1month LIBOR	0.566%	1,045
April 30, 2024	25,000	1month LIBOR	0.355%	1,445
Fair value as of December 31, 2022				3,261

Instruments for which hedge accounting has been discontinued
March 11, 2024	15,000	1month LIBOR	0.647%	70
March 31, 2023	15,000	1month LIBOR	0.511%	10
March 12, 2024	20,000	1month LIBOR	0.566%	132
April 30, 2024	25,000	1month LIBOR	0.355%	322
Fair value as of December 31, 2021				534

Schedule of Maturity Analysis for Non-derivative Financial Liabilities
The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2023	2024	2025	Thereafter	Total

Trade payables	85,119	4,862	583	—	90,564
Borrowings	2,997	159	159	545	3,860
Lease liabilities	48,230	35,464	23,823	61,950	169,467
Other financial liabilities(*)	56,379	46,375	14,085	13,882	130,721
TOTAL	192,725	86,860	38,650	76,377	394,612
(*) The amounts disclosed in the line of other financial liabilities do not include foreign exchange forward contracts, equity forward contracts and 22,930 related to business combinations payments through subscription agreements.
Schedule of Financial Instruments Not Measured at Fair Value
Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2022 and 2021, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2022		As of December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	5,942	5,686	4,390	4,177
Other assets	10,657	9,780	8,583	7,810
Non-current liabilities
Trade payables	5,445	5,053	6,387	5,899
Borrowings	861	645	1,935	1,847

Schedule of Fair Value Measurement of Assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	47,009	—	47,009
Bills issued by the Treasury Department of the U.S. ("T-Bills")	1,399	—	—	1,399
Foreign exchange forward contracts	—	3,509	—	3,509
Convertibles notes	—	—	6,684	6,684
Equity instrument	—	—	27,892	27,892
Interest rate SWAP	—	3,416	—	3,416

Financial liabilities
Contingent consideration	—	—	59,686	59,686
Foreign exchange forward contracts	—	3,575	—	3,575
Equity forward contract	—	3,886	—	3,886

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	27,585	—	27,585
Commercial Papers	4,996	—	—	4,996
Foreign exchange forward contracts	—	758	—	758
Convertibles notes	—	—	3,875	3,875
Equity instrument	—	—	22,088	22,088
Interest rate SWAP	—	534	—	534

Financial liabilities
Contingent consideration	—	—	58,180	58,180
Foreign exchange forward contracts	—	1,498	—	1,498
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Fair Value Measurement of Liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	47,009	—	47,009
Bills issued by the Treasury Department of the U.S. ("T-Bills")	1,399	—	—	1,399
Foreign exchange forward contracts	—	3,509	—	3,509
Convertibles notes	—	—	6,684	6,684
Equity instrument	—	—	27,892	27,892
Interest rate SWAP	—	3,416	—	3,416

Financial liabilities
Contingent consideration	—	—	59,686	59,686
Foreign exchange forward contracts	—	3,575	—	3,575
Equity forward contract	—	3,886	—	3,886

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	27,585	—	27,585
Commercial Papers	4,996	—	—	4,996
Foreign exchange forward contracts	—	758	—	758
Convertibles notes	—	—	3,875	3,875
Equity instrument	—	—	22,088	22,088
Interest rate SWAP	—	534	—	534

Financial liabilities
Contingent consideration	—	—	58,180	58,180
Foreign exchange forward contracts	—	1,498	—	1,498
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

Schedule of Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value at December 31, 2022	Unobservable inputs	Range of inputs	Relationship of unobservable inputs to Fair Value
Contingent consideration	59,686	Risk adjusted discount rate	Between 3.84% and 15.00%	An increase in the discount rates by 1% would decrease the fair value by $980 and a decrease in the discount rates by 1% would increase the fair value by $655

Contingent consideration	59,686	Expected revenues	Between 2,382 and 28,039	An increase in the expected revenues by 10% would increase the fair value by $1,421 and a decrease in the expected revenues by 10% would decrease the fair value by $776

Contingent consideration	59,686	Expected operating margin	Between 31.50% and 54.89%	An increase in the expected operating margin by 10% would increase the fair value by $307 and a decrease in the expected operating margin by 10% would decrease the fair value by $1,843

Schedule of Reconciliation of Recurring Fair Value Measurements Within Level 3
The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2020	1,036	10,478	43,724
Fair value remeasurement (1)	—	—	4,322
Acquisition of business (1)	—	—	29,665
Acquisition of investment (3)	—	11,610	—
Payments (2)	2,772	—	(17,902)
Interests (1)	67	—	1,285
Foreign exchange difference (1)	—	—	(2,714)
Others (1)	—	—	(200)
December 31, 2021	3,875	22,088	58,180

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2021	3,875	22,088	58,180
Fair value remeasurement (1)	—	285	(967)
Acquisition of business (1)	—	—	38,011
Acquisition of investment (3)	2,667	5,519	—
Payments (2)	—	—	(28,717)
Interests (1)	146	—	1,484
Reclassifications (1)	—	—	(5,060)
Foreign exchange difference (1)	(4)	—	(1,528)
Translation (1)	—	—	(890)
Others (1)	—	—	(827)
December 31, 2022	6,684	27,892	59,686

(1) Non-cash transactions.
(2) Cash transactions included in investing activities, except for remeasurement of contingent considerations which are in operating activities, in the Consolidated Statement of Cash Flows. Non-cash transactions related to payments in the Company's common shares for 2,251.
(3) As of December 31, 2022 5,148 were Cash transactions included in investing activities in the consolidated statement of cash flows. As of December 31, 2021, 5,762 were Cash transactions included in investing activities in the consolidated statement of cash flow, 5,848 were Non-cash transactions related to the exchange of Acamica's investment with Digital House investment.

Schedule of Hedging Instruments Outstanding
The following table detail the foreign currency forward contracts outstanding as of December 31, 2022:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)

January 31, 2023	Brazilian Real	5.36	5.25	55
January 31, 2023	Chilean Peso	995.20	858.02	789
March 31, 2023	Chilean Peso	994.25	866.45	685
April 28, 2023	Colombian Peso	5161.25	4919.18	283
April 28, 2023	Colombian Peso	5160.00	4918.15	388
February 28, 2023	Chilean Peso	992.20	861.47	708
January 31, 2023	Indian Rupee	83.66	83.15	42
February 23, 2023	Indian Rupee	83.15	82.98	6
February 23, 2023	Indian Rupee	83.01	82.98	1
Fair value as of December 31, 2022				2,957

January 25, 2022	Indian Rupee	75.50	74.50	9
January 27, 2022	Indian Rupee	74.68	74.55	2
January 27, 2022	Indian Rupee	74.67	74.55	2
January 27, 2022	Indian Rupee	74.68	74.55	1
February 23, 2022	Indian Rupee	75.67	74.74	9
February 24, 2022	Indian Rupee	75.76	74.78	14
February 24, 2022	Indian Rupee	75.76	74.78	20
February 24, 2022	Indian Rupee	75.76	74.78	5
March 31, 2022	Colombian Peso	4,064.86	4,021.21	88
Fair value as of December 31, 2021				150

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)

January 31, 2023	Colombian Peso	4,667.50	4,834.53	(486)
January 31, 2023	Indian Rupee	82.54	82.85	(26)
February 23, 2023	Indian Rupee	82.03	82.98	(11)
February 28, 2023	Colombian Peso	4,659.50	4,860.91	(580)
March 30, 2023	Colombian Peso	4,729.00	4,888.69	(452)
April 26, 2023	Indian Rupee	83.04	83.30	(9)
April 26, 2023	Indian Rupee	83.01	83.30	(7)
Fair value as of December 31, 2022				(1,571)

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)

January 31, 2022	Colombian Peso	3,967.65	3,993.75	(52)
February 28, 2022	Colombian Peso	3,978.05	4,004.91	(54)
Fair value as of December 31, 2021				(106)

	Currency	Forward	Fair value assets /
Settlement date	from contracts	Price	(liabilities)
June 1, 2023	US dollars	278.24	(910)
June 1, 2023	US dollars	188.83	(71)
June 3, 2024	US dollars	289.9	(886)
June 3, 2024	US dollars	198.85	(70)
June 2, 2025	US dollars	302.36	(890)
June 2, 2025	US dollars	208.72	(75)
June 1, 2026	US dollars	315.09	(901)
June 1, 2026	US dollars	219.34	(83)
Fair value as of December 31, 2022			(3,886)